Expense Example - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Equity Income Fund - Class A
Expense Example:
1 year	$ 657
3 years	831
5 years	1,019
10 years	1,564
Fidelity Advisor Equity Income Fund - Class C
Expense Example:
1 year	264
3 years	508
5 years	876
10 years	1,708
Fidelity Advisor Equity Income Fund - Class M
Expense Example:
1 year	457
3 years	684
5 years	930
10 years	1,632
Fidelity Advisor Equity Income Fund - Class I
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	762
Fidelity Advisor Equity Income Fund - Class Z
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	$ 591